Acquisitions (Step Acquisition) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combinations Step Acquisition [Line Items]
Carrying amount of previously held equity method investment	$ 0	$ 0
Re-measurement gain on previously held equity investment	0	5,156,000
Purchase Price Allocation, Goodwill	886,911,000	$ 937,294,000	$ 905,347,000
Business Combination Step Acquisition [Member]
Business Combinations Step Acquisition [Line Items]
Business Combination Step Acquisition Equity Interest In Acquiree, Description		On January 31, 2014, the Company purchased the remaining fifty percent interest in its equity accounted investee (Note ##INV). Upon obtaining control, the Company re-measured its previously held fifty percent ownership interest at its estimated fair value and recorded a non-cash gain in the statement of operations and comprehensive income or loss. Goodwill arising from this acquisition was largely attributable to expected synergies as a result of personnel and operating overhead reductions and the deployment of market focused strategies. The full financial results of this acquisition have been included in the Company’s financial statements from the date of closing. Financial results before January 31, 2014 were recorded to net loss from equity accounted investee in the statement of operations and comprehensive income or loss.
Business Combination Step Acquisition Equity Interest In Acquiree, Percentage		50.00%
Cash consideration		$ 8,156,000
Carrying amount of previously held equity method investment		4,359,000
Re-measurement gain on previously held equity investment		5,156,000
Total net assets acquired		17,671,000
Purchase Price Allocation, Receivables		533,000
Purchase Price Allocation, Intangible Assets		4,424,000
Purchase Price Allocation, Goodwill		11,594,000
Purchase Price Allocation, Capital Assets		4,402,000
Purchase Price Allocation, Accrued Charges		(439,000)
Purchase Price Allocation, Shareholder Loans		(1,921,000)
Purchase Price Allocation, Deferred Tax Liabilities		(922,000)
Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		0
North
Business Combinations Step Acquisition [Line Items]
Purchase Price Allocation, Goodwill	$ 303,917,000	362,599,000	$ 383,473,000
North | Business Combination Step Acquisition [Member]
Business Combinations Step Acquisition [Line Items]
Purchase Price Allocation, Goodwill		$ 11,594,000